ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR
May 13, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

The Trust, hereby submits for filing under the Securities Act of 1933, Rule 485(a)(2) thereunder, and the Investment Company Act of 1940, each as amended, the electronic version of the Trust’s Post Effective Amendment No. 70 (the “Amendment”) to its Registration Statement on Form N-1A.

The purpose of the Amendment is to add a new series: Ladder Select Bond Fund.

If you have any questions, please contact me at (513) 587-3454.

Very truly yours,

/s/ Bo J. Howell

Bo J. Howell
Secretary of the Trust